SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Temporary Equity Balance Sheet (Details) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Re-measurement of Class A ordinary shares subject to possible redemption amount	$ 35,299,793	$ 3,387,827
Class A Ordinary Shares
Gross proceeds from initial public offering	230,000,000
Proceeds allocated to public warrants	(10,925,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(19,774,793)
Re-measurement on Class A ordinary shares subject to possible redemption amount	35,299,793
Class A ordinary shares subject to possible redemption, December 31, 2021	$ 234,600,000	237,987,827
Re-measurement of Class A ordinary shares subject to possible redemption amount		$ 3,387,827